INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Deferred income tax expense (recovery)	$ (1,569)	$ (960)	$ (645)
Income Tax Expense [Member]
Statement [Line Items]
Current income tax expense	161	327	1,052
Deferred income tax expense (recovery)	(1,569)	(960)	(645)
Total income tax expense (recovery)	$ (1,408)	$ (633)	$ 407